Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2015	$ 420,000	$ 90,811,000	$ (88,848,000)	$ 2,383,000
Balance, shares at Jul. 31, 2015	41,859,297
Issuance of common stock in private placements, net	$ 177,000	(177,000)
Issuance of common stock in private placements, net, shares	17,777,772
Share-based compensation expense - stock options		358,000		358,000
Share-based compensation expense - restricted stock units		1,544,000		1,544,000
Stock issued for services	$ 3,000	287,000		290,000
Stock issued for services, shares	250,000
Warrant liability removed due to warrant exercise and cancellation		13,550,000		13,550,000
Issuance of common stock upon vesting of restricted stock units	$ 21,000	(21,000)
Issuance of common stock upon vesting of restricted stock units, shares	2,075,000
Issuance of common stock upon exercise of warrants	$ 28,000	1,241,000		1,269,000
Issuance of common stock upon exercise of warrants, shares	2,861,848
Net loss			(14,371,000)	(14,371,000)
Balance at Jul. 31, 2016	$ 649,000	107,593,000	(103,219,000)	5,023,000
Balance, shares at Jul. 31, 2016	64,823,917
Issuance of common stock in private placements, net	$ 16,000	1,033,000		1,049,000
Issuance of common stock in private placements, net, shares	1,572,941
Share-based compensation expense - stock options		968,000		968,000
Share-based compensation expense - restricted stock units		102,000		102,000
Warrant liability removed due to warrant exercise and cancellation		226,000		226,000
Issuance of common stock upon vesting of restricted stock units	$ 1,000	(1,000)
Issuance of common stock upon vesting of restricted stock units, shares	150,000
Issuance of common stock upon exercise of warrants	$ 3,000	182,000		185,000
Issuance of common stock upon exercise of warrants, shares	346,295
Net loss			(6,263,000)	(6,263,000)
Restricted stock unit cancellation	$ (38,000)	38,000
Restricted stock unit cancellation, shares	(3,800,000)
Balance at Jul. 31, 2017	$ 631,000	$ 110,141,000	$ (109,482,000)	$ 1,290,000
Balance, shares at Jul. 31, 2017	63,093,153